Revenues and Deferred Revenue - Schedule of Disaggregated Revenues (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues		¥ 2,024,766		¥ 1,994,345	¥ 2,163,638
Less: VAT related surcharges		(4,885)		(4,141)	(4,054)
Total net revenues		2,019,881	$ 288,839	1,990,204	2,159,584
Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues		1,776,116		1,707,166	1,987,624
Degree- or Diploma-oriented Post-secondary Courses | Subtotal Online educational services
Disaggregation Of Revenue [Line Items]
Total revenues		272,824		205,991	535,061
Interest, Pofessional Skills and Professional Certification Preparation Courses | Subtotal Online educational services
Disaggregation Of Revenue [Line Items]
Total revenues		1,503,292		1,501,175	1,452,563
Others
Disaggregation Of Revenue [Line Items]
Total revenues		34,778		41,756	31,511
Sales of Products
Disaggregation Of Revenue [Line Items]
Total revenues	[1]	¥ 213,872		¥ 245,423	¥ 144,503

[1]	Revenues from sales of products for the years ended December 31, 2023 were previously included in other revenues for the respective years.